SUMMARY OF REVENUE AND NON-CURRENT ASSETS BY GEOGRAPHIC LOCATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets			$ 67,009,180	$ 11,099,245
Revenue	$ 11,795,714	$ 5,343,247	18,193,616	8,294,804	[1]
Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets			16,265,594	8,477,393
Revenue			6,260,763	3,503,395
Pacific [Member]
IfrsStatementLineItems [Line Items]
Non-current assets			28,912,056	2,120,102
Revenue			4,308,417	3,343,245
North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets			21,831,530	501,750
Revenue			7,624,436	1,448,164
Education [member]
IfrsStatementLineItems [Line Items]
Non-current assets			59,422,918	502,352
Revenue	8,961,780	3,452,519	13,555,495	5,192,594
Education [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets			12,792,087	602
Revenue			3,857,193	1,948,567
Education [member] | Pacific [Member]
IfrsStatementLineItems [Line Items]
Non-current assets			24,799,301
Revenue			2,073,866	1,795,863
Education [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets			21,831,530	501,750
Revenue			7,624,436	1,448,164
Campus [member]
IfrsStatementLineItems [Line Items]
Non-current assets			7,586,262	10,596,893
Revenue	$ 2,833,934	$ 1,890,728	4,638,121	3,102,210
Campus [member] | Europe middle east africa [member]
IfrsStatementLineItems [Line Items]
Non-current assets			3,473,507	8,476,791
Revenue			2,403,570	1,554,828
Campus [member] | Pacific [Member]
IfrsStatementLineItems [Line Items]
Non-current assets			4,112,755	2,120,102
Revenue			2,234,551	1,547,382
Campus [member] | North america south america [member]
IfrsStatementLineItems [Line Items]
Non-current assets
Revenue

[1]	Restatement details in Note 2